SHAREHOLDERS' EQUITY (Schedule Of Stock Compensation Expense) (Details) - Employee Stock Purchase Plan [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 1,633	$ 1,782
Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	805	1,002
Marketing and business development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	43	(41)
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 785	$ 821